Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Chester Funds and Shareholders of
Vanguard Target Retirement 2020 Fund
Vanguard Target Retirement 2025 Fund
Vanguard Target Retirement 2030 Fund
Vanguard Target Retirement 2035 Fund
Vanguard Target Retirement 2040 Fund
Vanguard Target Retirement 2045 Fund
Vanguard Target Retirement 2050 Fund
Vanguard Target Retirement 2055 Fund
Vanguard Target Retirement 2060 Fund
Vanguard Target Retirement 2065 Fund
Vanguard Target Retirement 2070 Fund and
Vanguard Target Retirement Income Fund

In planning and performing our audits of the financial statements of the funds listed in Appendix A (twelve of the funds constituting Vanguard Chester Funds, hereafter collectively referred to as the "Funds") as of and for the period ended September 30, 2022, in accordance with the standards of the Public Company Accounting Oversight Board (United
States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of September 30, 2022.

This report is intended solely for the information and use of the Board of Trustees of Vanguard Chester Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.




/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 17, 2022
Appendix A

Funds
Period
Vanguard Target
Retirement 2020
Fund
10/1/2021-
9/30/2022
Vanguard Target
Retirement 2025
Fund
10/1/2021-
9/30/2022
Vanguard Target
Retirement 2030
Fund
10/1/2021-
9/30/2022
Vanguard Target
Retirement 2035
Fund
10/1/2021-
9/30/2022
Vanguard Target
Retirement 2040
Fund
10/1/2021-
9/30/2022
Vanguard Target
Retirement 2045
Fund
10/1/2021-
9/30/2022
Vanguard Target
Retirement 2050
Fund
10/1/2021-
9/30/2022
Vanguard Target
Retirement 2055
Fund
10/1/2021-
9/30/2022
Vanguard Target
Retirement 2060
Fund
10/1/2021-
9/30/2022
Vanguard Target
Retirement 2065
Fund
10/1/2021-
9/30/2022
Vanguard Target
Retirement 2070
Fund
6/28/2022-
9/30/2022
Vanguard Target
Retirement
Income Fund
10/1/2021-
9/30/2022